Related Party Transactions - Additional Information (Detail) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Subsidiary
Related Party Transaction [Line Items]
Percentage of share ownership diluted		8.55%
Donations		¥ 3.5	¥ 14.8
Shanghai Yafu Investment Consulting Co., Ltd.
Related Party Transaction [Line Items]
Ownership percentage			10.00%
Subsidiaries | Shanghai Yafu Investment Consulting Co., Ltd.
Related Party Transaction [Line Items]
Number of businesses acquired | Subsidiary			4
Shanghai Noah Yijie Finance Technology Co., Ltd. | Beijing Sequoia Mingde Capital Investment Fund Limited Partnership [Member]
Related Party Transaction [Line Items]
Percentage of equity shares	9.80%
Purchase price	¥ 31.6